ANNUAL REPORT
                               MAY 31, 2000

Mercury
International                  [GRAPHIC OMITTED]
Fund

     OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                              --------------------
                                 M E R C U R Y
                                ASSET MANAGEMENT
                              --------------------

MERCURY MASTER
INTERNATIONAL PORTFOLIO

SECTOR REPRESENTATION
================================================================================

As a Percentage of Net Assets as of May 31, 2000

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of May 31, 2000):

Materials                      5.4%
Consumer Staples               5.4%
Consumer-Discretionary         9.8%
Information Technology        16.2%
Telecommunication Services    13.8%
Utilities                      3.8%
Financials                    19.2%
Cash Equivalent                3.8%
Industrials                    9.0%
Energy                         6.2%
Health Care                    7.4%

GEOGRAPHIC ASSET MIX
================================================================================

As a Percentage of Net Assets as of May 31, 2000

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of May 31, 2000):

Japan                         20.7%
Australia                      2.0%
Latin America                  1.2%
North America                  0.9%
Europe                        66.4%
Middle East                    0.6%
Africa                         0.3%
Cash Equivalent                3.8%
Pacific Basin/Asia
(Ex Japan & Australia)         4.1%


                   May 31, 2000  2  Mercury International Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report to shareholders. During the fiscal year ended May 31, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +20.99%, +20.77%, +19.68% and +19.68%, respectively, as compared to the +17.1% total return for the unmanaged Morgan Stanley Capital International Europe, Asia and Far East Index. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7-9 of this report to shareholders.) The Fund's outperformance was primarily the result of good stock selection in the information technology, industrial and financial sectors. Sector allocation, notably our overweighting of the information technology sector and our underweighting of the financial sector, also benefited Fund performance. Regional asset allocation, particularly our move early in 2000 to an underweighted position in Japan, also played a part in the Fund's outperformance. Concerns remain about the ability of the Japanese economy to achieve a self-sustained recovery. Furthermore, restructuring in the old economy continues to take place at a slow pace while in the new economy valuations looked stretched on a relative basis. These assets were reallocated to European equities where we remain upbeat on the prospects for non-inflationary growth.

Investment Environment

International markets ran up sharply in the final weeks of 1999, suffered a sharp correction during the first few days of 2000 and recovered to end the first quarter of 2000 largely unchanged. During the last half of the fiscal year, investors continued to focus on companies operating in the new economy, namely the technology, telecommunications and media sectors. As a result, the global technology sector continued its fourth quarter trend of last year by significantly outperforming all other major global sectors despite a spirited, albeit short-lived, rally by old economy stocks toward the end of the fiscal year.

Rising short-term interest rates in Europe and in the United States was another key highlight of the period. This led to downward pressure on stock multiples in both regions. To date, tightening of monetary policy has failed to slow US economic growth as much as the Federal Reserve Board had hoped. Although economic indicators highlighted the absence of inflationary pressures, excluding the impact of the rise of oil prices, Federal Reserve Board Chairman Alan Greenspan once again drew attention to fundamental economic imbalances in his testimony to Congress. In particular, Mr. Greenspan expressed concern that excess demand, underpinned by the stock market's strong gains, is growing in excess of supply, thereby creating potentially damaging inflationary pressures.


                   May 31, 2000  3  Mercury International Fund

The end of the fiscal year witnessed high levels of volatility in international stock markets. The Microsoft Corporation anti-trust ruling and higher-than-expected consumer price index numbers in the United States weakened international stock markets. Although a limited recovery took place in the second half of May, rotation into defensive sectors left growth stocks significantly behind. The technology and telecommunications sectors were among the worst performers. By contrast, the consumer staples and healthcare sectors finished the period in positive territory.

Portfolio Activity

In the telecommunications sector, we purchased Sonera Oyj, the Finnish telecommunications operator that provides both fixed line and mobile services. We expect the company to benefit from the introduction of its "Zed" mobile Internet portal, which it plans to license to other operators, as well as from the SmartTrust mobile encryption product developed with VeriSign, Inc.

While the fourth quarter of 1999 was characterized by broad outperformance of the technology sector, 2000 has seen a further concentration of performance within the sector, with many well-known technology shares producing indifferent returns. The Fund benefited from our continued emphasis on high-quality issues with proven business models, such as top holdings Nokia Oyj and Nippon Telegraph & Telephone Corporation.

During the last three months of the period, the performance of the financial sector was broadly in line with the wider market. Five interest rate increases by the Federal Reserve Board since June 1999 and new economy style investing led to the sector being particularly out of favor at the start of the year. A rotation out of technology stocks into financial stocks occurred in March, underpinned by the prospect of a more benign interest rate environment. In Japan, strong relative performances from The Nomura Securities Co., Ltd. and The Nikko Securities Co., Ltd. added to the Fund's performance. We have maintained overweighted positions in these companies as they continue to restructure and to benefit from the growth of financial asset transaction activity.

Elsewhere in Japan, we established a position in Sumitomo Corporation, the trading company. Sumitomo has what we view to be an impressive collection of broadband media assets, including a 60% stake in Jupiter Telecommunications, Japan's biggest cable TV operator. We anticipate that the company could crystallize the value of some of these assets through stock market flotations, which could lead investors to reappraise the quality of its broadband assets. To fund the purchase, we sold Bridgestone Corp., the tire manufacturing company. Although we believe that Bridgestone's management and operational ability could enable it to continue to win global market share, we do not believe that it is realistic to expect further robust expansion of the automobile market from current historically high levels.


                   May 31, 2000  4  Mercury International Fund

The healthcare sector saw the merger of Britain's biggest pharmaceutical companies, Glaxo Wellcome PLC and SmithKline Beecham PLC. The transaction had been largely discounted by the market in advance, and shares in both firms initially reacted poorly as investors deemed the move a defensive reaction to deteriorating conditions in the industry. The sector recovered later in the period, benefiting from rotation into non-technology growth sectors, and finished ahead 0.54% in dollar terms. In Japan, we purchased Shionogi Pharmaceuticals in January. The outlook appears to have markedly improved for the company as it approaches a period of restructuring and focuses on licensing out research and development of its drugs for upfront fees. The underinvestment of international pharmaceutical companies in Japan and the strength of Shionogi Pharmaceuticals' domestic sales force also make the company, in our view, an attractive acquisition target. We sold Shionogi Pharmaceuticals during April and May. We also sold Novartis AG of Switzerland over the period, following doubts over prospects for the company's agro-chemicals business and drug pipeline.

In Conclusion

We thank you for your investment in Mercury International Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek               /s/ Charles Prideaux

Jeffrey Peek                   Charles Prideaux
President                      Portfolio Manager

July 10, 2000


                   May 31, 2000  5  Mercury International Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

IMPORTANT TAX INFORMATION
================================================================================
The following information summarizes all per share distributions paid by Mercury International Fund during the year ended May 31, 2000.
--------------------------------------------------------------------------------
                                     Domestic     Foreign     Total      Taxes
              Record     Payable  Non-Qualifying  Source    Ordinary    Paid or
               Date       Date        Income      Income     Income    Withheld*
--------------------------------------------------------------------------------
Class I      12/08/99   12/16/99     $.187872    $.091290   $.279162   $.020469
--------------------------------------------------------------------------------
Class B      12/08/99   12/16/99     $.111971    $.054409   $.166380   $.020469
--------------------------------------------------------------------------------
Class C      12/08/99   12/16/99     $.112298    $.054567   $.166865   $.020469
--------------------------------------------------------------------------------
Class A      12/08/99   12/16/99     $.168818    $.082031   $.250849   $.020469
--------------------------------------------------------------------------------
* The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends and/or interest received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

      Additionally, the Fund paid no long-term capital gains distributions during the year ended May 31, 2000.

      Please retain this information for your records.


                   May 31, 2000  6  Mercury International Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                   May 31, 2000  7  Mercury International Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the MSCI EAFE. Beginning and ending values are:

                                                           10/30/98**      5/00
                                                           ----------      ----
Mercury International Fund+--Class I Shares*                 $9,475      $11,945
Mercury International Fund+--Class A Shares*                 $9,475      $11,901
Mercury International Fund+--Class B Shares*                $10,000      $11,999
Mercury International Fund+--Class C Shares*                $10,000      $12,399
MSCI EAFE Index++                                           $10,000      $12,809

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Mercury Master International Portfolio. The Portfolio invests primarily in stocks of companies located outside of the United States that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged broad-based Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East.
      Past performance is not predictive of future performance.


                   May 31, 2000  8  Mercury International Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================

                                                  % Return             % Return
                                                Without Sales         With Sales
Class I Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                 +28.29%              +21.55%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                    +24.84               +20.19
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return             % Return
                                                Without Sales         With Sales
Class A Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                 +27.94%              +21.22%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                    +24.52               +19.88
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return             % Return
                                                   Without                With
Class B Shares*                                      CDSC                CDSC**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                 +27.03%              +23.03%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                    +23.57               +20.98
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return             % Return
                                                   Without                With
Class C Shares*                                      CDSC                CDSC**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                 +27.03%              +26.03%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                    +23.57               +22.92
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                           6 Month              12 Month         Since Inception
As of May 31, 2000       Total Return         Total Return        Total Return
--------------------------------------------------------------------------------
Class I                     -0.96%               +20.99%             +26.08%
--------------------------------------------------------------------------------
Class A                     -1.10                +20.77              +25.60
--------------------------------------------------------------------------------
Class B                     -1.52                +19.68              +23.99
--------------------------------------------------------------------------------
Class C                     -1.52                +19.68              +23.99
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                   May 31, 2000  9  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Assets:
Investment in Mercury Master International Portfolio,
  at value (identified cost--$486,314,634)                                 $534,582,389
Prepaid registration fees                                                        45,490
                                                                           ------------
Total assets                                                                534,627,879
                                                                           ------------
---------------------------------------------------------------------------------------

Liabilities:
Payable to distributor                                                          377,001
Payable to administrator                                                         94,275
Accrued expenses                                                                130,869
                                                                           ------------
Total liabilities                                                               602,145
                                                                           ------------
---------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $534,025,734
                                                                           ============
---------------------------------------------------------------------------------------

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                        $        562
Class A Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                                 488
Class B Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                               1,836
Class C Shares of Common Stock, $.0001 par value, 100,000,000
  shares authorized                                                               1,469
Paid-in capital in excess of par                                            461,522,449
Undistributed realized capital gains on investments and foreign currency
  transactions from the Portfolio--net                                       24,231,175
Unrealized appreciation on investments and foreign currency transactions
  from the Portfolio--net                                                    48,267,755
                                                                           ------------
Net assets                                                                 $534,025,734
                                                                           ============
---------------------------------------------------------------------------------------

Net Asset Value:
Class I--Based on net assets of $69,324,337 and 5,618,659 shares
  outstanding                                                              $      12.34
                                                                           ============
Class A--Based on net assets of $60,099,064 and 4,879,758 shares
  outstanding                                                              $      12.32
                                                                           ============
Class B--Based on net assets of $224,759,093 and 18,356,314 shares
  outstanding                                                              $      12.24
                                                                           ============
Class C--Based on net assets of $179,843,240 and 14,688,296 shares
  outstanding                                                              $      12.24
                                                                           ============
---------------------------------------------------------------------------------------

See Notes to Financial Statements.


                   May 31, 2000  10  Mercury International Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

MERCURY INTERNATIONAL FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio (net of $848,349 foreign
  withholding tax)                                                                        $  7,237,248
Expenses allocated from the Portfolio                                                       (4,027,086)
                                                                                          ------------
Net investment income from the Portfolio                                                     3,210,162
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B                        $  1,978,772
Account maintenance and distribution fees--Class C                           1,541,644
Administration fee                                                           1,193,207
Transfer agent fees--Class B                                                   225,463
Account maintenance fees--Class A                                              179,489
Transfer agent fees--Class C                                                   177,638
Registration fees                                                              111,850
Professional fees                                                               83,168
Transfer agent fees--Class A                                                    67,895
Printing and shareholder reports                                                65,024
Transfer agent fees--Class I                                                    51,308
Accounting services                                                              1,780
Other                                                                            4,538
                                                                          ------------
Total expenses                                                                               5,681,776
                                                                                          ------------
Investment loss--net                                                                        (2,471,614)
                                                                                          ------------
------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                                          32,446,569
  Foreign currency transactions--net                                          (347,095)     32,099,474
                                                                          ------------
Change in unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                             42,025,047
                                                                                          ------------
Net Increase in Net Assets Resulting from Operations                                      $ 71,652,907
                                                                                          ============
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                   May 31, 2000  11  Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY INTERNATIONAL FUND
================================================================================

                                                                    For the      For the Period
                                                                  Year Ended     Oct. 30, 1998+
  Increase (Decrease) in Net Assets:                             May 31, 2000   to May 31, 1999
  ---------------------------------------------------------------------------------------------
  Operations:
  Investment income (loss)--net                                  $ (2,471,614)   $    640,423
  Realized gain on investments and foreign currency
    transactions from the Portfolio--net                           32,099,474       1,318,788
  Change in unrealized appreciation on investments and foreign
    currency transactions from the Portfolio--net                  42,025,047       6,242,708
                                                                 ----------------------------
  Net increase in net assets resulting from operations             71,652,907       8,201,919
                                                                 ----------------------------
  ---------------------------------------------------------------------------------------------

  Dividends & Distributions to Shareholders:
  In excess of investment income--net:
    Class I                                                          (400,595)             --
    Class A                                                          (431,132)             --
  Realized gain on investments from the Portfolio--net:
    Class I                                                          (760,657)             --
    Class A                                                        (1,159,551)             --
    Class B                                                        (2,663,174)             --
    Class C                                                        (2,041,330)             --
                                                                 ----------------------------
  Net decrease in net assets resulting from dividends
    and distributions to shareholders                              (7,456,439)             --
                                                                 ----------------------------
  ---------------------------------------------------------------------------------------------

  Capital Share Transactions:
  Net increase in net assets derived from capital
    share transactions                                            125,017,719     336,459,628
                                                                 ----------------------------
  ---------------------------------------------------------------------------------------------

  Net Assets:
  Total increase in net assets                                    189,214,187     344,661,547
  Beginning of period                                             344,811,547         150,000
                                                                 ----------------------------
  End of period*                                                 $534,025,734    $344,811,547
                                                                 ============================
  ---------------------------------------------------------------------------------------------
* Undistributed investment income--net                           $         --    $    368,841
                                                                 ============================
+ Commencement of operations.

      See Notes to Financial Statements.


                   May 31, 2000  12  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class I
                                                         -----------------------------------
                                                              For the         For the Period
                                                            Year Ended        Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000**     to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $         10.42     $         10.00
                                                         -----------------------------------
Investment income--net                                               .04                 .06
Realized and unrealized gain on investments
  and foreign currency transactions
  from the Portfolio--net                                           2.16                 .36
                                                         -----------------------------------
Total from investment operations                                    2.20                 .42
                                                         -----------------------------------
Less dividends and distributions:
  In excess of investment income--net                               (.10)                 --
  Realized gain on investments from the Portfolio--net              (.18)                 --
                                                         -----------------------------------
Total dividends and distributions                                   (.28)                 --
                                                         -----------------------------------
Net asset value, end of period                           $         12.34     $         10.42
                                                         ===================================
--------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                                 20.99%               4.20%+++
                                                         ===================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                          1.24%               1.56%*
                                                         ===================================
Investment income--net                                               .33%               1.21%*
                                                         ===================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $        69,325     $        33,958
                                                         ===================================
--------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                   May 31, 2000  13  Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class A
                                                         -----------------------------------
                                                             For the          For the Period
                                                            Year Ended        Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000**     to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                     $         10.40     $         10.00
                                                         -----------------------------------
Investment income (loss)--net                                       (.01)                .05
Realized and unrealized gain on investments
  and foreign currency transactions
  from the Portfolio--net                                           2.18                 .35
                                                         -----------------------------------
Total from investment operations                                    2.17                 .40
                                                         -----------------------------------
Less dividends and distributions:
  In excess of investment income--net                               (.07)                 --
  Realized gain on investments from the Portfolio--net              (.18)                 --
                                                         -----------------------------------
Total dividends and distributions                                   (.25)                 --
                                                         -----------------------------------
Net asset value, end of period                           $         12.32     $         10.40
                                                         ===================================
--------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                                 20.77%               4.00%+++
                                                         ===================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                          1.49%               1.82%*
                                                         ===================================
Investment income (loss)--net                                       (.08%)               .96%*
                                                         ===================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                 $        60,099     $        59,373
                                                         ===================================
--------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                   May 31, 2000  14  Mercury International Fund

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class B
                                                           -----------------------------------
                                                               For the          For the Period
                                                              Year Ended        Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                     May 31, 2000**     to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                       $         10.36     $         10.00
                                                           -----------------------------------
Investment income (loss)--net                                         (.09)                .01
Realized and unrealized gain on investments
  and foreign currency transactions
  from the Portfolio--net                                             2.14                 .35
                                                           -----------------------------------
Total from investment operations                                      2.05                 .36
                                                           -----------------------------------
Less distributions of realized gains on investments from
  the Portfolio--net                                                  (.17)                 --
                                                           -----------------------------------
Net asset value, end of period                             $         12.24     $         10.36
                                                           ===================================
----------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                                   19.68%               3.60%+++
                                                           ===================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                            2.26%               2.55%*
                                                           ===================================
Investment income (loss)--net                                         (.74%)               .12%*
                                                           ===================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                   $       224,759     $       142,434
                                                           ===================================
----------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                   May 31, 2000  15  Mercury International Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY INTERNATIONAL FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class C
                                                           -----------------------------------
                                                                For the         For the Period
                                                              Year Ended        Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                     May 31, 2000**     to May 31, 1999
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                       $         10.36     $         10.00
                                                           -----------------------------------
Investment income (loss)--net                                         (.09)                .01
Realized and unrealized gain on investments
  and foreign currency transactions
  from the Portfolio--net                                             2.14                 .35
                                                           -----------------------------------
Total from investment operations                                      2.05                 .36
                                                           -----------------------------------
Less distributions of realized gains on investments from
  the Portfolio--net                                                  (.17)                 --
                                                           -----------------------------------
Net asset value, end of period                             $         12.24     $         10.36
                                                           ===================================
----------------------------------------------------------------------------------------------

Total Investment Return:***

Based on net asset value per share                                   19.68%               3.60%+++
                                                           ===================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                                            2.26%               2.56%*
                                                           ===================================
Investment income (loss)--net                                         (.73%)               .14%*
                                                           ===================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                   $       179,843     $       109,047
                                                           ===================================
----------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                   May 31, 2000  16  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL FUND
================================================================================

1     Significant Accounting Policies:

      Mercury International Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master International Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


                   May 31, 2000  17  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $2,943,057 have been reclassified between undistributed net realized capital gains and accumulated net investment loss and $8,557 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets values per share.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                               Account              Distribution
                                            Maintenance Fee             Fee
      ==========================================================================
      Class A                                    .25%                    --
      --------------------------------------------------------------------------
      Class B                                    .25%                   .75%
      --------------------------------------------------------------------------
      Class C                                    .25%                   .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders.


                   May 31, 2000  18  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended May 31, 2000, MFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                     MFD                 MLPF&S
      ==========================================================================
      Class A                                      $24,669              $403,643
      --------------------------------------------------------------------------

      For the year ended May 31, 2000, MLPF&S received contingent deferred sales charges of $670,517 and $90,853 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $99,389 and $100,900 relating to transactions subject to front-end sales charge waivers in Class I and Class A Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended May 31, 2000 were $161,004,926 and $49,131,236, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $125,017,719 and $336,459,628 for the year ended May 31, 2000 and for the period October 30, 1998 to May 31, 1999, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year Ended
      May 31, 2000                                      Shares     Dollar Amount
      ==========================================================================
      Shares sold                                     5,103,903    $ 62,498,165
      Shares issued to shareholders in reinvestment
      of dividends and distributions                     80,949       1,041,809
                                                     ---------------------------
      Total issued                                    5,184,852      63,539,974
      Shares redeemed                                (2,825,829)    (34,066,110)
                                                     ---------------------------
      Net increase                                    2,359,023    $ 29,473,864
                                                     ===========================
      --------------------------------------------------------------------------


                   May 31, 2000  19  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Class I Shares for the Period October 30, 1998+
      to May 31, 1999                               Shares         Dollar Amount
      ==========================================================================
      Shares sold                                 4,172,807        $ 42,867,726
      Shares redeemed                              (916,921)         (9,645,414)
                                                  ------------------------------
      Net increase                                3,255,886        $ 33,222,312
                                                  ==============================
      --------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

      Class A Shares for the Year Ended
      May 31, 2000                                     Shares      Dollar Amount
      ==========================================================================
      Shares sold                                     2,694,364    $ 32,922,632
      Shares issued to shareholders in reinvestment
      of dividends and distributions                    113,574       1,460,564
                                                     ---------------------------
      Total issued                                    2,807,938      34,383,196
      Shares redeemed                                (3,635,921)    (46,223,265)
                                                     ---------------------------
      Net decrease                                     (827,983)   $(11,840,069)
                                                     ===========================
      --------------------------------------------------------------------------

      Class A Shares for the Period October 30, 1998+
      to May 31, 1999                               Shares         Dollar Amount
      ==========================================================================
      Shares sold                                 6,270,524        $ 63,892,653
      Shares redeemed                              (566,533)         (5,972,511)
                                                  ------------------------------
      Net increase                                5,703,991        $ 57,920,142
                                                  ==============================
      --------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

      Class B Shares for the Year Ended
      May 31, 2000                                      Shares     Dollar Amount
      ==========================================================================
      Shares sold                                     6,923,085    $ 84,674,031
      Shares issued to shareholders in reinvestment
      of distributions                                  178,505       2,290,218
                                                     ---------------------------
      Total issued                                    7,101,590      86,964,249
      Shares redeemed                                (2,498,997)    (30,810,082)
                                                     ---------------------------
      Net increase                                    4,602,593    $ 56,154,167
                                                     ===========================
      --------------------------------------------------------------------------

      Class B Shares for the Period October 30, 1998+
      to May 31, 1999                             Shares          Dollar Amount
      ==========================================================================
      Shares sold                               14,517,982        $ 146,815,939
      Shares redeemed                             (768,011)          (8,017,841)
                                                --------------------------------
      Net increase                              13,749,971        $ 138,798,098
                                                ================================
      --------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


                   May 31, 2000  20  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class C Shares for the Year Ended
      May 31, 2000                                      Shares     Dollar Amount
      ==========================================================================
      Shares sold                                     6,067,627    $ 74,615,106
      Shares issued to shareholders in reinvestment
      of distributions                                  139,667       1,791,930
                                                     ---------------------------
      Total issued                                    6,207,294      76,407,036
      Shares redeemed                                (2,048,743)    (25,177,279)
                                                     ---------------------------
      Net increase                                    4,158,551    $ 51,229,757
                                                     ===========================
      --------------------------------------------------------------------------

      Class C Shares for the Period October 30, 1998+
      to May 31, 1999                             Shares          Dollar Amount
      ==========================================================================
      Shares sold                               11,118,122        $ 112,707,710
      Shares redeemed                             (592,127)          (6,188,634)
                                                --------------------------------
      Net increase                              10,525,995        $ 106,519,076
                                                ================================
      --------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


                   May 31, 2000  21  Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury International Fund
(One of the Series constituting Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury International Fund as of May 31, 2000, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury International Fund as of May 31, 2000, the results of its operations for the year then ended and changes in its net assets, and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999, in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 14, 2000


                   May 31, 2000  22  Mercury International Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                                   In US Dollars
                                                                              -----------------------
                           Shares                                                          Percent of
Industries                  Held                 Investments                      Value    Net Assets
-----------------------------------------------------------------------------------------------------
AFRICA
=====================================================================================================
South Africa

IT Consulting               72,300   + Dimension Data Holdings Limited        $   503,453     0.1%
& Services
-----------------------------------------------------------------------------------------------------
Internet Software           26,410   + Ixchange Technology Holdings Limited        51,190     0.0
& Services
-----------------------------------------------------------------------------------------------------
Metals & Mining             22,100     Anglo American Platinum
                                       Corporation Limited                        612,391     0.1
-----------------------------------------------------------------------------------------------------
Paper & Forest              40,000     Sappi Limited                              298,636     0.1
Products
-----------------------------------------------------------------------------------------------------
                                       Total Investments in Africa
                                       (Cost--$1,690,440)                       1,465,670     0.3
-----------------------------------------------------------------------------------------------------

EUROPE
=====================================================================================================
Belgium

Diversified Financials     118,737     Fortis (B)                               3,066,750     0.5
-----------------------------------------------------------------------------------------------------
Electric Utilities          10,892     Electrabel SA                            2,489,956     0.5
-----------------------------------------------------------------------------------------------------
                                       Total Investments in Belgium             5,556,706     1.0
-----------------------------------------------------------------------------------------------------
Finland

Communications             423,956     Nokia Oyj                               21,939,265     4.1
Equipment
-----------------------------------------------------------------------------------------------------
Diversified                 49,117     Sonera Oyj                               2,473,425     0.5
Telecommunication
Services
-----------------------------------------------------------------------------------------------------
                                       Total Investments in Finland            24,412,690     4.6
-----------------------------------------------------------------------------------------------------
France

Auto Components             41,961     Valeo SA                                 2,113,064     0.4
-----------------------------------------------------------------------------------------------------
Banks                       40,453     Banque Nationale de Paris (BNP)          3,629,684     0.7
-----------------------------------------------------------------------------------------------------
Communications              72,500     Alcatel                                  3,953,506     0.7
Equipment
-----------------------------------------------------------------------------------------------------
Food & Drug Retailing       54,108     Carrefour SA                             3,806,135     0.7
-----------------------------------------------------------------------------------------------------
Hotels, Restaurants        106,813     Accor SA                                 4,308,049     0.8
& Leisure
-----------------------------------------------------------------------------------------------------


                   May 31, 2000  23  Mercury International Fund

                                                                            In US Dollars
                                                                      ------------------------
                            Shares                                                  Percent of
Industries                   Held                 Investments            Value      Net Assets
----------------------------------------------------------------------------------------------
EUROPE (continued)
==============================================================================================
France (continued)

IT Consulting               13,350     Cap Gemini SA                  $ 2,487,301      0.5%
& Services
----------------------------------------------------------------------------------------------
Insurance                   56,061     Axa                              8,214,573      1.5
                                 5     Axa (Rights)                             9      0.0
                                                                      ------------------------
                                                                        8,214,582      1.5
----------------------------------------------------------------------------------------------
Metals & Mining             75,269     Usinor SA                          900,478      0.2
----------------------------------------------------------------------------------------------
Multi-Utilities             81,436     Vivendi                          8,685,231      1.6
----------------------------------------------------------------------------------------------
Multiline Retail            14,283     Pinault-Printemps-Redoute SA     3,055,865      0.6
----------------------------------------------------------------------------------------------
Oil & Gas                   74,617     Total Fina SA 'B'               11,687,847      2.2
----------------------------------------------------------------------------------------------
Semiconductor               29,448     STMicroelectronics NV            1,745,114      0.3
Equipment & Products
----------------------------------------------------------------------------------------------
                                       Total Investments in France     54,586,856     10.2
----------------------------------------------------------------------------------------------
Germany

Airlines                   134,666     Deutsche Lufthansa AG
                                       (Registered Shares)              3,284,587      0.6
----------------------------------------------------------------------------------------------
Automobiles                 71,505     DaimlerChrysler AG               3,852,828      0.7
----------------------------------------------------------------------------------------------
Banks                       59,717     HypoVereinsbank                  3,860,094      0.7
----------------------------------------------------------------------------------------------
Chemicals                   96,087     Bayer AG                         3,684,743      0.7
----------------------------------------------------------------------------------------------
Diversified                156,744     Deutsche Telekom AG
Telecommunication                      (Registered Shares)              9,739,414      1.8
Services
----------------------------------------------------------------------------------------------
Electronic Equipment         7,648   + Epcos AG                           932,697      0.2
& Instruments
----------------------------------------------------------------------------------------------
Industrial                  71,358     Siemens AG                      10,508,973      2.0
Conglomerates
----------------------------------------------------------------------------------------------
Insurance                   19,905     Allianz AG (Registered Shares)   7,153,210      1.3
----------------------------------------------------------------------------------------------
Internet Software           28,717   + T-Online International AG        1,045,312      0.2
& Services
----------------------------------------------------------------------------------------------
                                       Total Investments in Germany    44,061,858      8.2
----------------------------------------------------------------------------------------------


                   May 31, 2000  24  Mercury International Fund

                                                                                 In US Dollars
                                                                            -----------------------
                         Shares                                                          Percent of
Industries                Held             Investments                         Value     Net Assets
---------------------------------------------------------------------------------------------------
EUROPE (continued)
===================================================================================================
Greece

Banks                      2,010   National Bank of Greece SA               $    94,062     0.0%
---------------------------------------------------------------------------------------------------
Diversified               20,070   Hellenic Telecommunications
Telecommunication                  Organization SA (OTE)                        492,261     0.1
Services
---------------------------------------------------------------------------------------------------
                                   Total Investments in Greece                  586,323     0.1
---------------------------------------------------------------------------------------------------
Italy

Banks                  1,431,081   Banca Intesa SpA                           5,613,991     1.1
                              18   Banca Intesa SpA (Rights)                          0     0.0
                                                                            -----------------------
                                                                              5,613,991     1.1
---------------------------------------------------------------------------------------------------
Diversified              557,843   Telecom Italia SpA (Registered Shares)     3,440,335     0.6
Telecommunication
Services
---------------------------------------------------------------------------------------------------
Oil & Gas                562,916   ENI SpA                                    3,017,439     0.6
---------------------------------------------------------------------------------------------------
                                   Total Investments in Italy                12,071,765     2.3
---------------------------------------------------------------------------------------------------
Netherlands

Beverages                 66,425   Heineken NV                                3,391,220     0.6
---------------------------------------------------------------------------------------------------
Chemicals                 87,666   Akzo Nobel NV                              3,326,042     0.6
---------------------------------------------------------------------------------------------------
Diversified              133,195   ING Groep NV                               7,919,191     1.5
Financials
---------------------------------------------------------------------------------------------------
Food Products            100,175   Koninklijke Numico NV                      4,288,370     0.8
                          54,211   Unilever NV 'A'                            2,737,489     0.5
                                                                            -----------------------
                                                                              7,025,859     1.3
---------------------------------------------------------------------------------------------------
Household Durables        57,122   Koninklijke (Royal) Philips
                                   Electronics NV                             2,535,381     0.5
---------------------------------------------------------------------------------------------------
Media                     58,396   VNU NV                                     2,962,358     0.6
                         100,501   Wolters Kluwer NV 'A'                      2,442,893     0.5
                                                                            -----------------------
                                                                              5,405,251     1.1
---------------------------------------------------------------------------------------------------
Oil & Gas                158,303   Royal Dutch Petroleum Company              9,693,878     1.8
---------------------------------------------------------------------------------------------------
                                   Total Investments in the Netherlands      39,296,822     7.4
---------------------------------------------------------------------------------------------------
Poland

Diversified               31,180   Telekomunikacja Polska SA (GDR)**            213,583     0.0
Telecommunication
Services
---------------------------------------------------------------------------------------------------
                                   Total Investments in Poland                  213,583     0.0
---------------------------------------------------------------------------------------------------


                   May 31, 2000  25  Mercury International Fund

                                                                                     In US Dollars
                                                                                -----------------------
                           Shares                                                            Percent of
Industries                  Held                    Investments                    Value     Net Assets
-------------------------------------------------------------------------------------------------------
EUROPE (continued)
=======================================================================================================
Spain

Banks                      473,342     Banco Santander Central Hispano, SA      $ 4,613,652     0.9%
-------------------------------------------------------------------------------------------------------
Diversified                349,805   + Telefonica SA                              7,137,001     1.3
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
                                       Total Investments in Spain                11,750,653     2.2
-------------------------------------------------------------------------------------------------------
Sweden

Communications             652,256     Telefonaktiebolaget LM Ericsson AB 'B'    13,207,225     2.5
Equipment
-------------------------------------------------------------------------------------------------------
Diversified                233,955     Investor AB 'B'                            3,231,709     0.6
Financials
-------------------------------------------------------------------------------------------------------
Electrical Equipment        32,732     ABB Ltd.                                   3,994,808     0.7
-------------------------------------------------------------------------------------------------------
Insurance                  201,032     Skandia Forsakrings AB                     5,130,074     1.0
-------------------------------------------------------------------------------------------------------
                                       Total Investments in Sweden               25,563,816     4.8
-------------------------------------------------------------------------------------------------------
Switzerland

Banks                       20,754     Credit Suisse Group (Registered Shares)    3,856,938     0.7
-------------------------------------------------------------------------------------------------------
Commercial                   9,767     Adecco SA (Registered Shares)              7,675,306     1.4
Services & Supplies
-------------------------------------------------------------------------------------------------------
Food Products                4,510     Nestle SA (Registered Shares)              8,567,670     1.6
-------------------------------------------------------------------------------------------------------
Pharmaceuticals                384     Roche Holding AG (Genuss)                  4,032,566     0.8
-------------------------------------------------------------------------------------------------------
                                       Total Investments in Switzerland          24,132,480     4.5
-------------------------------------------------------------------------------------------------------
Turkey

Household                1,245,000   + Vestel Elektronik Sanayi ve Ticaret AS       388,703     0.1
Durables
-------------------------------------------------------------------------------------------------------
Metals & Mining         10,685,000   + Eregli Demir ve Celik Fabrikalari TAS        493,898     0.1
-------------------------------------------------------------------------------------------------------
                                       Total Investments in Turkey                  882,601     0.2
-------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace                  537,671     British Aerospace PLC                      3,371,340     0.6
& Defense
-------------------------------------------------------------------------------------------------------
Banks                      226,375     Barclays PLC                               5,884,128     1.1
                           441,419     Lloyds TSB Group PLC                       4,776,872     0.9
                                                                                -----------------------
                                                                                 10,661,000     2.0
-------------------------------------------------------------------------------------------------------
Communications             302,219     Marconi PLC                                3,636,400     0.7
Equipment
-------------------------------------------------------------------------------------------------------


                   May 31, 2000  26  Mercury International Fund

                                                                                        In US Dollars
                                                                                   -----------------------
                                     Shares                                                     Percent of
Industries                            Held              Investments                   Value     Net Assets
----------------------------------------------------------------------------------------------------------
EUROPE (concluded)
==========================================================================================================
United Kingdom (concluded)

Diversified                          525,464     British Telecommunications PLC    $ 7,610,633      1.4%
Telecommunication                    244,488     Cable & Wireless PLC                4,074,614      0.8
Services                                                                           -----------------------
                                                                                    11,685,247      2.2
----------------------------------------------------------------------------------------------------------
Food & Drug                        1,663,178     Tesco PLC                           5,021,623      0.9
Retailing
----------------------------------------------------------------------------------------------------------
Gas Utilities                        688,063     BG Group PLC                        4,124,076      0.8
----------------------------------------------------------------------------------------------------------
Hotels, Restaurants                  225,875     Granada Group PLC                   2,002,059      0.4
& Leisure
----------------------------------------------------------------------------------------------------------
Insurance                            252,201     Allied Zurich PLC                   2,827,236      0.5
                                     213,019     CGU PLC                             3,234,939      0.6
                                                                                   -----------------------
                                                                                     6,062,175      1.1
----------------------------------------------------------------------------------------------------------
Marine                               298,172     The Peninsular and Oriental Steam
                                                 Navigation Company                  3,124,201      0.6
----------------------------------------------------------------------------------------------------------
Media                                165,451     Reuters Group PLC                   2,463,104      0.5
----------------------------------------------------------------------------------------------------------
Metals & Mining                      806,815     Billiton PLC                        2,737,498      0.5
                                     220,993     Rio Tinto PLC (Registered Shares)   3,260,241      0.6
                                                                                   -----------------------
                                                                                     5,997,739      1.1
----------------------------------------------------------------------------------------------------------
Oil & Gas                            871,306     BP Amoco PLC                        7,924,745      1.5
----------------------------------------------------------------------------------------------------------
Pharmaceuticals                      218,705     AstraZeneca Group PLC               9,211,996      1.7
                                     372,996     Glaxo Wellcome PLC                 10,537,074      2.0
                                     297,972     SmithKline Beecham PLC              3,803,535      0.7
                                                                                   -----------------------
                                                                                    23,552,605      4.4
----------------------------------------------------------------------------------------------------------
Specialty Retail                     358,463     Dixons Group PLC                    1,695,790      0.3
----------------------------------------------------------------------------------------------------------
Wireless                           4,509,954     Vodafone AirTouch PLC              20,560,136      3.8
Telecommunications
Services
----------------------------------------------------------------------------------------------------------
                                                 Total Investments in the
                                                 United Kingdom                    111,882,240     20.9
----------------------------------------------------------------------------------------------------------
                                                 Total Investments in Europe
                                                 (Cost--$324,331,537)              354,998,393     66.4
----------------------------------------------------------------------------------------------------------

LATIN AMERICA
==========================================================================================================
Argentina

Diversified                            4,300   + IMPSAT Fiber Networks Inc.             47,300      0.0
Telecommunication                     12,000     Telecom Argentina Stet--France
Services                                         Telecom SA (ADR)* (a)                 295,500      0.1
----------------------------------------------------------------------------------------------------------
                                                 Total Investments in Argentina        342,800      0.1
----------------------------------------------------------------------------------------------------------


                   May 31, 2000  27  Mercury International Fund

                                                                                      In US Dollars
                                                                                 ----------------------
                              Shares                                                         Percent of
Industries                     Held              Investments                        Value    Net Assets
-------------------------------------------------------------------------------------------------------
LATIN AMERICA (continued)
=======================================================================================================
Brazil

Banks                         15,000     Uniao de Bancos Brasileiros SA
                                         (Unibanco) (GDR)**                      $  362,812     0.1%
-------------------------------------------------------------------------------------------------------
Beverages                     20,800     Companhia Cervejaria Brahma
                                         (Preferred) (ADR)*                         301,600     0.0
-------------------------------------------------------------------------------------------------------
Diversified                   29,000     Embratel Participacoes SA (ADR)*           607,187     0.1
Telecommunication              8,600     Tele Centro Sul Participacoes SA
Services                                 (ADR)*                                     516,000     0.1
                              17,873     Tele Norte Leste Participacoes SA
                                         (ADR)*                                     350,758     0.0
                                                                                 ----------------------
                                                                                  1,473,945     0.2
-------------------------------------------------------------------------------------------------------
Oil & Gas                     16,000     Petroleo Brasileiro SA (ADR)*              372,496     0.1
-------------------------------------------------------------------------------------------------------
Wireless                      40,000     Tele Centro Oeste Celular Participacoes
Telecommunications                       SA (ADR)*                                  407,500     0.1
Services                       9,400     Telesp Celular Participacoes SA (ADR)*     356,025     0.1
                                                                                 ----------------------
                                                                                    763,525     0.2
-------------------------------------------------------------------------------------------------------
                                         Total Investments in Brazil              3,274,378     0.6
-------------------------------------------------------------------------------------------------------
Chile

Beverages                      9,000     Compania Cervecerias Unidas SA (ADR)*      200,250     0.0
-------------------------------------------------------------------------------------------------------
Electric Utilities             5,900   + Enersis SA (ADR)*                          126,481     0.0
-------------------------------------------------------------------------------------------------------
                                         Total Investments in Chile                 326,731     0.0
-------------------------------------------------------------------------------------------------------
Mexico

Beverages                     10,000     Fomento Economico Mexicano,
                                         SA de CV (ADR)*                            380,625     0.1
-------------------------------------------------------------------------------------------------------
Diversified                   16,400     Telefonos de Mexico SA (ADR)*              798,475     0.1
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
Media                          7,000   + Grupo Televisa SA (GDR)**                  389,812     0.1
-------------------------------------------------------------------------------------------------------
Multiline Retail              16,500   + Wal-Mart de Mexico, SA de CV (ADR)*        340,151     0.1
-------------------------------------------------------------------------------------------------------
Specialty Retail              27,000     Grupo Elektra, SA (GDR)**                  216,000     0.0
-------------------------------------------------------------------------------------------------------
                                         Total Investments in Mexico              2,125,063     0.4
-------------------------------------------------------------------------------------------------------
Peru

Diversified                   24,000     Telefonica del Peru SAA (ADR)*             342,000     0.1
Telecommunication
Services
-------------------------------------------------------------------------------------------------------
                                         Total Investments in Peru                  342,000     0.1
-------------------------------------------------------------------------------------------------------
                                         Total Investments in Latin America
                                         (Cost--$6,914,736)                       6,410,972     1.2
-------------------------------------------------------------------------------------------------------


                   May 31, 2000  28  Mercury International Fund

                                                                                   In US Dollars
                                                                               ----------------------
                           Shares                                                          Percent of
Industries                  Held              Investments                         Value    Net Assets
-----------------------------------------------------------------------------------------------------
MIDDLE EAST
=====================================================================================================
Israel

Communications              4,000   + Gilat Satellite Networks Ltd.            $  321,000     0.0%
Equipment
-----------------------------------------------------------------------------------------------------
Computers &                15,000   + M-Systems Flash Disk Pioneers Ltd.          896,250     0.2
Peripherals
-----------------------------------------------------------------------------------------------------
Internet Software           1,840   + Check Point Software Technologies Ltd.      345,690     0.1
& Services                 18,040   + Commtouch Software Ltd.                     340,505     0.1
                                                                               ----------------------
                                                                                  686,195     0.2
-----------------------------------------------------------------------------------------------------
Pharmaceuticals            12,240     Teva Pharmaceutical Industries Ltd.
                                      (ADR)*                                      657,900     0.1
-----------------------------------------------------------------------------------------------------
Software                   20,000   + e-SIM Limited                               123,750     0.0
                           23,500   + Magic Software Enterprises Ltd.             371,594     0.1
                                                                               ----------------------
                                                                                  495,344     0.1
-----------------------------------------------------------------------------------------------------
                                      Total Investments in the Middle East
                                      (Cost--$3,828,003)                        3,056,689     0.6
-----------------------------------------------------------------------------------------------------

NORTH AMERICA
=====================================================================================================
Canada

Communications             86,000     Nortel Networks Corporation               4,579,355     0.8
Equipment
-----------------------------------------------------------------------------------------------------
                                      Total Investments in Canada               4,579,355     0.8
-----------------------------------------------------------------------------------------------------
United States

Diversified                16,340   + VocalTec Communications Ltd.                259,398     0.1
Telecommunication
Services
-----------------------------------------------------------------------------------------------------
Internet Software          18,000   + Prodigy Communications Corporation          193,500     0.0
& Services
-----------------------------------------------------------------------------------------------------
                                      Total Investments in the United States      452,898     0.1
-----------------------------------------------------------------------------------------------------
                                      Total Investments in North America
                                      (Cost--$6,669,353)                        5,032,253     0.9
-----------------------------------------------------------------------------------------------------


                   May 31, 2000  29  Mercury International Fund

                                                                                In US Dollars
                                                                            ----------------------
                           Shares                                                       Percent of
Industries                  Held                 Investments                  Value     Net Assets
--------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
==================================================================================================
Australia

Banks                      146,000     Commonwealth Bank of Australia       $2,322,292     0.4%
--------------------------------------------------------------------------------------------------
Diversified                242,000     Telstra Corporation Limited             938,815     0.2
Telecommunication
Services
--------------------------------------------------------------------------------------------------
Industrial                  65,566     Brambles Industries Limited           1,795,422     0.3
Conglomerates
--------------------------------------------------------------------------------------------------
Media                      241,068     The News Corporation Limited          2,724,318     0.5
--------------------------------------------------------------------------------------------------
Metals & Mining            132,000     Broken Hill Proprietary Company
                                       Limited                               1,341,200     0.3
                           123,000     Rio Tinto Limited                     1,756,673     0.3
                                                                            ----------------------
                                                                             3,097,873     0.6
--------------------------------------------------------------------------------------------------
                                       Total Investments in Australia       10,878,720     2.0
--------------------------------------------------------------------------------------------------
China

Wireless                   114,000   + China Telecom (Hong Kong) Limited       852,220     0.2
Telecommunications
Services
--------------------------------------------------------------------------------------------------
                                       Total Investments in China              852,220     0.2
--------------------------------------------------------------------------------------------------
Hong Kong

Banks                      407,505     HSBC Holdings PLC                     4,495,141     0.8
--------------------------------------------------------------------------------------------------
Diversified                165,000     Hutchison Whampoa Limited             1,900,507     0.4
Financials
--------------------------------------------------------------------------------------------------
Gas Utilities            2,603,810     Hong Kong and China Gas Company Ltd.  2,823,690     0.5
--------------------------------------------------------------------------------------------------
Oil & Gas                2,760,000   + PetroChina Company Limited              559,651     0.1
--------------------------------------------------------------------------------------------------
                                       Total Investments in Hong Kong        9,778,989     1.8
--------------------------------------------------------------------------------------------------
Japan

Automobiles                680,000   + Nissan Motor Co., Ltd.                3,568,145     0.7
                           104,000     Toyota Motor Corporation              4,723,102     0.9
                                                                            ----------------------
                                                                             8,291,247     1.6
--------------------------------------------------------------------------------------------------
Banks                      133,000     The Sanwa Bank, Ltd.                  1,109,208     0.2
                           413,000     The Sumitomo Bank, Ltd.               5,415,890     1.0
                           235,000     The Tokai Bank Ltd.                   1,145,809     0.2
                                                                            ----------------------
                                                                             7,670,907     1.4
--------------------------------------------------------------------------------------------------


                   May 31, 2000  30  Mercury International Fund

                                                                                             In US Dollars
                                                                                        ----------------------
                                    Shares                                                          Percent of
Industries                           Held                Investments                       Value    Net Assets
--------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
==============================================================================================================
Japan (continued)

Chemicals                           478,000   Asahi Chemical Industry Co., Ltd.         $2,974,321     0.6%
                                    332,000   Mitsui Chemicals Inc.                      2,346,431     0.4
                                                                                        ----------------------
                                                                                         5,320,752     1.0
--------------------------------------------------------------------------------------------------------------
Computers                            96,000   Fujitsu Limited                            2,719,294     0.5
& Peripherals                        20,000   Fujitsu Support and Service Inc. (FSAS)    1,874,158     0.3
                                                                                        ----------------------
                                                                                         4,593,452     0.8
--------------------------------------------------------------------------------------------------------------
Diversified                         228,000   The Nikko Securities Co., Ltd.             2,113,248     0.4
Financials                          206,000   The Nomura Securities Co., Ltd.            4,725,517     0.9
                                                                                        ----------------------
                                                                                         6,838,765     1.3
--------------------------------------------------------------------------------------------------------------
Diversified                             668   Nippon Telegraph & Telephone
Telecommunication                             Corporation (NTT)                          7,940,933     1.5
Services
--------------------------------------------------------------------------------------------------------------
Electric Utilities                   73,000   Tokyo Electric Power                       1,823,729     0.3
--------------------------------------------------------------------------------------------------------------
Electrical                          173,000   The Furukawa Electric Co., Ltd.            2,474,298     0.5
Equipment
--------------------------------------------------------------------------------------------------------------
Electronic                          345,000   Hitachi Ltd.                               4,274,251     0.8
Equipment &
Instruments
--------------------------------------------------------------------------------------------------------------
Household                           196,000   Matsushita Electric Industrial
Durables                                      Company, Ltd.                              4,632,645     0.9
                                     46,000   Sony Corporation                           4,165,312     0.8
                                                                                        ----------------------
                                                                                         8,797,957     1.7
--------------------------------------------------------------------------------------------------------------
Internet Software                     4,100   Softbank Corp.                               628,280     0.1
& Services                            8,200   Softbank Corp. (New)                       1,229,905     0.2
                                                                                        ----------------------
                                                                                         1,858,185     0.3
--------------------------------------------------------------------------------------------------------------
Leisure Equipment                    13,000   Nintendo Company Ltd.                      1,931,739     0.4
& Products
--------------------------------------------------------------------------------------------------------------
Machinery                         1,092,000   Sumitomo Heavy Industries, Ltd.            2,829,515     0.5
--------------------------------------------------------------------------------------------------------------
Metals & Mining                     480,000   Mitsubishi Materials Corporation           1,595,914     0.3
                                  1,561,000   Nippon Steel Corporation                   3,421,370     0.6
                                                                                        ----------------------
                                                                                         5,017,284     0.9
--------------------------------------------------------------------------------------------------------------


                   May 31, 2000  31  Mercury International Fund

                                                                                            In US Dollars
                                                                                      ------------------------
                                       Shares                                                       Percent of
Industries                              Held               Investments                   Value      Net Assets
--------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
==============================================================================================================
Japan (concluded)

Office Electronics                     104,000   Canon, Inc.                          $ 4,790,713      0.9%
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals                        162,000   Fujisawa Pharmaceutical Co., Ltd.      5,988,019      1.1
                                        78,000   Takeda Chemical Industries, Ltd.       5,324,356      1.0
                                                                                      ------------------------
                                                                                       11,312,375      2.1
--------------------------------------------------------------------------------------------------------------
Real Estate                            488,000   Mitsubishi Estate Company, Limited     5,742,243      1.1
--------------------------------------------------------------------------------------------------------------
Road & Rail                                513   East Japan Railway Company             2,925,303      0.5
--------------------------------------------------------------------------------------------------------------
Semiconductor                           43,000   Murata Manufacturing Co., Ltd.         7,427,908      1.4
Equipment &                             10,000   Tokyo Electron Limited                 1,365,219      0.3
Products                                                                              ------------------------
                                                                                        8,793,127      1.7
--------------------------------------------------------------------------------------------------------------
Software                                10,000   Square Co., Ltd.                         617,599      0.1
--------------------------------------------------------------------------------------------------------------
Textiles & Apparel                      30,000   World Co., Ltd.                        1,192,477      0.2
--------------------------------------------------------------------------------------------------------------
Trading Companies                      309,000   Sumitomo Corporation                   2,869,747      0.6
& Distributors
--------------------------------------------------------------------------------------------------------------
Wireless                                   100   NTT Mobile Communications
Telecommunications                               Network, Inc.                          2,581,844      0.5
Services
--------------------------------------------------------------------------------------------------------------
                                                 Total Investments in Japan           110,488,442     20.7
--------------------------------------------------------------------------------------------------------------
Singapore
Airlines                               208,000   Singapore Airlines Limited             1,812,139      0.3
--------------------------------------------------------------------------------------------------------------
Industrial                             180,000   NatSteel Electronics Ltd.                529,656      0.1
Conglomerates
--------------------------------------------------------------------------------------------------------------
                                                 Total Investments in Singapore         2,341,795      0.4
--------------------------------------------------------------------------------------------------------------
South Korea

Banks                                   48,419   Kookmin Bank (GDR)** (a)                 484,190      0.1
--------------------------------------------------------------------------------------------------------------
Diversified                             17,600   Korea Telecom Corporation (ADR)*         651,200      0.1
Telecommunication
Services
--------------------------------------------------------------------------------------------------------------
Semiconductor                           13,500   Samsung Electronics (GDR)** (a)        2,163,375      0.4
Equipment &
Products
--------------------------------------------------------------------------------------------------------------
Wireless                                24,400   SK Telecom Co. Ltd. (ADR)* (a)           977,525      0.2
Telecommunications
Services
--------------------------------------------------------------------------------------------------------------
                                                 Total Investments in South Korea       4,276,290      0.8
--------------------------------------------------------------------------------------------------------------


                   May 31, 2000  32  Mercury International Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                      In US Dollars
                                                                               ---------------------------
                            Shares                                                              Percent of
Industries                   Held                   Investments                     Value       Net Assets
----------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
==========================================================================================================
Taiwan

Computers &                 50,000      Asustek Computer Inc. (GDR)**          $     595,000       0.1%
Peripherals
----------------------------------------------------------------------------------------------------------
Electronic                  32,000    + Hon Hai Precision Industry Co., Ltd.
Equipment &                             (GDR)**                                      718,400       0.1
Instruments
----------------------------------------------------------------------------------------------------------
Semiconductor               70,000    + Siliconware Precision Industries
Equipment &                             Company (GDR)**                              700,000       0.1
Products                    36,211    + Taiwan Semiconductor Manufacturing
                                        Company Ltd. (ADR)*                        1,278,708       0.3
                                                                               ---------------------------
                                                                                   1,978,708       0.4
----------------------------------------------------------------------------------------------------------
Textiles & Apparel          25,000    + Far Eastern Textile Ltd. (GDR)**             423,750       0.1
----------------------------------------------------------------------------------------------------------
                                        Total Investments in Taiwan                3,715,858       0.7
----------------------------------------------------------------------------------------------------------
Thailand

Wireless                    76,000    + Advanced Info Service Public
Telecommunications                      Company Limited 'Foreign'                    872,338       0.2
Services
----------------------------------------------------------------------------------------------------------
                                        Total Investments in Thailand                872,338       0.2
----------------------------------------------------------------------------------------------------------
                                        Total Investments in the
                                        Pacific Basin/Asia
                                        (Cost--$122,319,576)                     143,204,652      26.8
----------------------------------------------------------------------------------------------------------
                                        Total Investments
                                        (Cost--$465,753,645)                     514,168,629      96.2

                                        Time Deposit***                           20,701,000       3.9

                                        Liabilities in Excess of Other Assets       (287,113)     (0.1)
                                                                               ---------------------------
                                        Net Assets                             $ 534,582,516     100.0%
                                                                               ===========================
----------------------------------------------------------------------------------------------------------

*     American Depositary Receipts (ADR).
**    Global Depositary Receipts (GDR).
***   Time deposit bears interest at 6.75% and matures on 6/01/2000.
+     Non-income producing security.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.


                   May 31, 2000  33  Mercury International Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$465,753,645)                        $514,168,629
Cash                                                                                   35
Foreign cash                                                                      952,850
Time deposit                                                                   20,701,000
Receivables:
  Securities sold                                             $  5,714,170
  Dividends                                                      1,818,006
  Contributions                                                    991,881
  Interest                                                           3,881      8,527,938
                                                              ---------------------------
Total assets                                                                  544,350,452
                                                                             ------------
-----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                           8,432,311
  Withdrawals                                                      910,498
  Investment adviser                                               281,900      9,624,709
                                                              ------------
Accrued expenses                                                                  143,227
                                                                             ------------
Total liabilities                                                               9,767,936
                                                                             ------------
-----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $534,582,516
                                                                             ============
-----------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                            $486,314,745
Unrealized appreciation on investments and foreign currency
  transactions--net                                                            48,267,771
                                                                             ------------
Net assets                                                                   $534,582,516
                                                                             ============
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                   May 31, 2000  34  Mercury International Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $848,349 foreign withholding tax)                 $  6,443,041
Interest and discount earned                                             794,209
                                                                    ------------
Total income                                                           7,237,250
                                                                    ------------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                             $  3,574,147
Custodian fees                                            300,911
Professional fees                                          68,861
Accounting services                                        53,882
Trustees' fees and expenses                                26,219
Pricing fees                                                3,066
                                                     ------------
Total expenses                                                         4,027,086
                                                                    ------------
Investment income--net                                                 3,210,164
                                                                    ------------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments
& Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                     32,446,578
  Foreign currency transactions--net                     (347,095)    32,099,483
                                                     ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                     42,090,119
  Foreign currency transactions--net                      (65,060)    42,025,059
                                                     ---------------------------
Net Increase in Net Assets Resulting from Operations                $ 77,334,706
                                                                    ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                   May 31, 2000  35  Mercury International Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

                                                                   For the      For the Period
                                                                 Year Ended    October 30, 1998+
Increase in Net Assets:                                         May 31, 2000    to May 31, 1999
------------------------------------------------------------------------------------------------
Operations:

Investment income--net                                          $  3,210,164     $  3,082,401
Realized gain on investments and foreign currency
  transactions--net                                               32,099,483        1,318,788
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net              42,025,059        6,242,712
                                                                -----------------------------
Net increase in net assets resulting from operations              77,334,706       10,643,901
                                                                -----------------------------
------------------------------------------------------------------------------------------------

Net Capital Contributions:
Increase in net assets derived from net capital contributions    111,873,690      334,580,119
                                                                -----------------------------
------------------------------------------------------------------------------------------------

Net Assets:
Total increase in net assets                                     189,208,396      345,224,020
Beginning of period                                              345,374,120          150,100
                                                                -----------------------------
End of period                                                   $534,582,516     $345,374,120
                                                                =============================
------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                   May 31, 2000  36  Mercury International Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

The following ratios have been derived from information          For the       For the Period
provided in the financial statements.                          Year Ended     October 30, 1998+
                                                              May 31, 2000     to May 31, 1999
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                              .84%              .95%*
                                                                ============================
Investment income--net                                                .67%             1.76%*
                                                                ============================
-----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                        $ 534,583         $ 345,374
                                                                ============================
Portfolio turnover                                                  63.03%            24.19%
                                                                ============================
-----------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                   May 31, 2000  37  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER INTERNATIONAL PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master International Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily


                   May 31, 2000  38  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


                   May 31, 2000  39  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $29,981 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2000.

      Accounting services are provided to the Portfolio by FAM at cost.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2000 were $403,760,009 and $289,080,376, respectively.


                   May 31, 2000  40  Mercury International Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains (losses) for the year ended May 31, 2000 and net unrealized gains (losses) as of May 31, 2000 were as follows:

                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
      --------------------------------------------------------------------------
      Long-term investments                      $ 32,446,578     $ 48,414,984
      Foreign currency transactions                  (347,095)        (147,213)
                                                 -----------------------------
      Total                                      $ 32,099,483     $ 48,267,771
                                                 =============================
      --------------------------------------------------------------------------

      As of May 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $46,246,095, of which $90,527,435 related to appreciated securities and $44,281,340 related to depreciated securities. At May 31, 2000, the aggregate cost of investments for Federal income tax purposes was $467,922,534.

4     Commitments:

      At May 31, 2000, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $1,121,000 and $89,000, respectively.


                   May 31, 2000  41  Mercury International Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors
Mercury Master International Portfolio
(One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master International Portfolio, including the schedule of investments, as of May 31, 2000, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master International Portfolio as of May 31, 2000, the results of its operations for the year then ended and the changes in its net assets, and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999, in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 14, 2000


                   May 31, 2000  42  Mercury International Fund

PORTFOLIO INFORMATION (UNAUDITED)

WORLDWIDE INVESTMENTS AS OF MAY 31, 2000
================================================================================

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
================================================================================
Nokia Oyj                                                                4.1%
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                    3.8
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson AB 'B'                                                        2.5
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                        2.2
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                       2.0
--------------------------------------------------------------------------------
Siemens AG                                                               2.0
--------------------------------------------------------------------------------
Deutsche Telekom AG
  (Registered Shares)                                                    1.8
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company                                            1.8
--------------------------------------------------------------------------------
AstraZeneca Group PLC                                                    1.7
--------------------------------------------------------------------------------
Vivendi                                                                  1.6

                                                                      Percent of
Ten Largest Countries                                                 Net Assets
================================================================================
United Kingdom                                                          20.9%
--------------------------------------------------------------------------------
Japan                                                                   20.7
--------------------------------------------------------------------------------
France                                                                  10.2
--------------------------------------------------------------------------------
Germany                                                                  8.2
--------------------------------------------------------------------------------
Netherlands                                                              7.4
--------------------------------------------------------------------------------
Sweden                                                                   4.8
--------------------------------------------------------------------------------
Finland                                                                  4.6
--------------------------------------------------------------------------------
Switzerland                                                              4.5
--------------------------------------------------------------------------------
Italy                                                                    2.3
--------------------------------------------------------------------------------
Spain                                                                    2.2

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Diversified Telecommunication
  Services                                                               9.0%
--------------------------------------------------------------------------------
Banks                                                                    8.9
--------------------------------------------------------------------------------
Communications Equipment                                                 8.8
--------------------------------------------------------------------------------
Pharmaceuticals                                                          7.4
--------------------------------------------------------------------------------
Oil & Gas                                                                6.3
--------------------------------------------------------------------------------
Wireless Telecommunications
  Services                                                               5.1
--------------------------------------------------------------------------------
Insurance                                                                4.9
--------------------------------------------------------------------------------
Diversified Financials                                                   4.3
--------------------------------------------------------------------------------
Metals & Mining                                                          3.0
--------------------------------------------------------------------------------
Food Products                                                            2.9


                   May 31, 2000  43  Mercury International Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master International Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury International Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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